Templeton Global Smaller Companies Fund
Statement of Investments (unaudited), May 31, 2020
See Notes to Statement of Investments. Quarterly Statement of Investments

a a Industry Shares a Value
a
Common Stocks 92.1%
Bahamas 1.0%
OneSpaWorld Holdings Ltd. ........ Diversified Consumer Services 1,478,293 $ 9,668,036
Belgium 1.2%
Barco NV ...................... Electronic Equipment, Instruments &
Components 67,332 11,793,612
Brazil 1.7%
a
Camil Alimentos SA ............... Food Products 5,983,400 11,131,542
a
M Dias Branco SA ................ Food Products 794,100 5,375,281
16,506,823
Canada 2.4%
Canaccord Genuity Group, Inc. ...... Capital Markets 1,492,300 6,101,859
a,b
Canada Goose Holdings, Inc. ....... Textiles, Apparel & Luxury Goods 137,800 2,688,146
Canadian Western Bank ........... Banks 378,518 6,210,125
Finning International, Inc. .......... Trading Companies & Distributors 103,700 1,382,767
North West Co., Inc. (The) .......... Food & Staples Retailing 344,400 6,700,905
23,083,802
China 0.8%
Haitian International Holdings Ltd. .... Machinery 3,678,000 7,762,687
Denmark 0.5%
Matas A/S ...................... Specialty Retail 556,473 4,976,084
Finland 2.3%
Fiskars OYJ Abp ................. Household Durables 220,600 2,551,504
Huhtamaki OYJ .................. Containers & Packaging 491,718 19,823,709
22,375,213
France 0.8%
a,b
Solutions 30 SE ................. IT Services 544,666 7,306,813
a
Germany 5.2%
Gerresheimer AG ................ Life Sciences Tools & Services 219,742 18,800,415
Grand City Properties SA .......... Real Estate Management & Development 420,824 9,566,520
Jenoptik AG .................... Electronic Equipment, Instruments &
Components 368,495 8,880,153
Rational AG .................... Machinery 23,575 12,683,524
49,930,612
Hong Kong 3.2%
Johnson Electric Holdings Ltd. ...... Auto Components 5,036,250 8,615,250
Techtronic Industries Co. Ltd. ....... Machinery 2,140,790 18,421,159
Value Partners Group Ltd. .......... Capital Markets 10,565,700 3,911,985
30,948,394
India 0.1%
a
DCB Bank Ltd. .................. Banks 1,148,474 948,201
a
Indonesia 0.0%
†
a,c
Sakari Resources Ltd. ............. Oil, Gas & Consumable Fuels 1,342,000 458,880
a
Italy 4.7%
Brunello Cucinelli SpA ............. Textiles, Apparel & Luxury Goods 243,755 7,936,701
Freni Brembo SpA ................ Auto Components 436,393 4,113,426
Interpump Group SpA ............. Machinery 592,309 17,799,985
a,d,e
Technogym SpA , 144A, Reg S ...... Leisure Products 1,872,324 15,572,335
45,422,447

Templeton Global Smaller Companies Fund
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statement of Investments.

a a Industry Shares a Value
a
Common Stocks
(continued)
Japan 14.4%
Asics Corp. ..................... Textiles, Apparel & Luxury Goods 1,109,500 $ 11,781,299
Bunka Shutter Co. Ltd. ............ Building Products 685,600 5,124,674
Dowa Holdings Co. Ltd. ............ Metals & Mining 284,700 9,135,324
en -japan, Inc. ................... Professional Services 201,800 5,438,475
Ezaki Glico Co. Ltd. .............. Food Products 228,700 11,050,051
Idec Corp. ...................... Electrical Equipment 529,700 8,748,917
IDOM, Inc. ..................... Specialty Retail 1,813,600 8,712,277
Kobayashi Pharmaceutical Co. Ltd. ... Personal Products 59,978 5,339,783
Matsumotokiyoshi Holdings Co. Ltd. .. Food & Staples Retailing 166,600 6,234,174
Meitec Corp. .................... Professional Services 165,300 7,971,437
Nihon Parkerizing Co. Ltd. .......... Chemicals 529,300 5,635,133
Rinnai Corp. .................... Household Durables 167,500 14,089,076
Seria Co. Ltd. ................... Multiline Retail 233,100 7,468,798
TechnoPro Holdings, Inc. .......... Professional Services 110,900 6,633,636
Tsumura & Co. .................. Pharmaceuticals 644,700 17,912,651
b
Zojirushi Corp. .................. Household Durables 554,000 8,708,430
139,984,135
Netherlands 2.0%
Aalberts NV .................... Machinery 148,409 4,074,175
Arcadis NV ..................... Construction & Engineering 431,206 7,401,953
d,e
Flow Traders, 144A, Reg S ......... Capital Markets 222,759 7,793,169
19,269,297
South Korea 1.2%
BNK Financial Group, Inc. .......... Banks 1,524,210 6,284,127
DGB Financial Group, Inc. .......... Banks 1,178,608 5,031,431
11,315,558
Spain 0.4%
Construcciones y Auxiliar de
Ferrocarriles SA ................ Machinery 121,455 4,197,192
Sweden 4.8%
BillerudKorsnas AB ............... Containers & Packaging 471,168 6,437,114
a
Cloetta AB, B ................... Food Products 1,638,654 4,131,217
a,d
Dometic Group AB, 144A .......... Auto Components 1,781,467 15,752,527
d,e
Thule Group AB, 144A, Reg S ....... Leisure Products 857,532 19,801,857
46,122,715
Switzerland 5.3%
Bucher Industries AG ............. Machinery 46,681 13,521,836
a
Landis+Gyr Group AG ............. Electronic Equipment, Instruments &
Components 96,739 6,386,781
b
Logitech International SA .......... Technology Hardware, Storage & Peripherals 297,170 17,663,785
Tecan Group AG ................. Life Sciences Tools & Services 39,257 13,750,723
51,323,125
Taiwan 7.7%
Catcher Technology Co. Ltd. ........ Technology Hardware, Storage & Peripherals 1,089,000 7,921,586
Chicony Electronics Co. Ltd. ........ Technology Hardware, Storage & Peripherals 5,455,432 15,655,082
Giant Manufacturing Co. Ltd. ........ Leisure Products 1,590,311 12,470,322
King Yuan Electronics Co. Ltd. ...... Semiconductors & Semiconductor Equipment 11,061,000 11,109,350
Merida Industry Co. Ltd. ........... Leisure Products 1,652,000 9,922,253
Nien Made Enterprise Co. Ltd. ...... Household Durables 764,000 6,551,703

Templeton Global Smaller Companies Fund
Statement of Investments (unaudited)
See Notes to Statement of Investments. Quarterly Statement of Investments

a a Industry Shares a Value
a
Common Stocks
(continued)
Taiwan (continued)
Tripod Technology Corp. ........... Electronic Equipment, Instruments &
Components 3,011,000 $ 11,302,930
74,933,226
United Kingdom 3.5%
Greggs plc ..................... Hotels, Restaurants & Leisure 336,674 7,712,905
Janus Henderson Group plc ........ Capital Markets 355,733 7,669,603
Man Group plc .................. Capital Markets 6,138,859 10,804,417
Oxford Instruments plc ............ Electronic Equipment, Instruments &
Components 497,260 7,766,586
33,953,511
United States 28.9%
Alamo Group, Inc. ................ Machinery 178,410 18,433,321
a
BrightView Holdings, Inc. ........... Commercial Services & Supplies 345,000 4,723,050
Columbia Sportswear Co. .......... Textiles, Apparel & Luxury Goods 227,350 16,610,191
a
Crown Holdings, Inc. .............. Containers & Packaging 255,000 16,684,650
a
Ferro Corp. ..................... Chemicals 1,109,840 13,340,277
a
Freshpet , Inc. ................... Food Products 232,200 17,921,196
Hillenbrand, Inc. ................. Machinery 500,410 12,880,554
Huntington Bancshares, Inc. ........ Banks 1,466,399 13,036,287
Hyster -Yale Materials Handling, Inc. .. Machinery 116,400 4,261,404
Jones Lang LaSalle, Inc. ........... Real Estate Management & Development 104,700 10,721,280
a
Knowles Corp. .................. Electronic Equipment, Instruments &
Components 896,610 13,485,014
LCI Industries ................... Auto Components 107,880 10,672,568
b
Levi Strauss & Co., A ............. Textiles, Apparel & Luxury Goods 868,100 11,710,669
a
LivaNova plc .................... Health Care Equipment & Supplies 106,700 5,707,383
a
Livent Corp. .................... Chemicals 1,413,200 9,524,968
Patrick Industries, Inc. ............. Building Products 151,035 7,834,186
a
PRA Health Sciences, Inc. .......... Life Sciences Tools & Services 141,900 14,686,650
Simpson Manufacturing Co., Inc. ..... Building Products 153,040 12,252,382
a
Sonos , Inc. ..................... Household Durables 1,340,200 14,554,572
a
Texas Capital Bancshares, Inc. ...... Banks 153,070 4,096,153
a
TriMas Corp. .................... Machinery 598,350 14,150,978
TrustCo Bank Corp. .............. Thrifts & Mortgage Finance 1,170,441 7,373,778
United Insurance Holdings Corp. ..... Insurance 856,490 6,714,882
Voya Financial, Inc. ............... Diversified Financial Services 175,800 7,919,790
Winnebago Industries, Inc. ......... Automobiles 202,210 11,000,224
280,296,407
Total Common Stocks (Cost $761,627,384) .....................................
892,576,770
Management Investment Companies 0.5%
United States 0.5%
b
iShares Russell 2000 ETF .......... Capital Markets 34,846 4,840,109
Total Management Investment Companies (Cost $4,851,636) .....................
4,840,109
Preferred Stocks 0.5%
Brazil 0.5%
Alpargatas SA ................... Textiles, Apparel & Luxury Goods 1,063,987 4,949,611
Total Preferred Stocks (Cost $3,002,133) .......................................
4,949,611

Templeton Global Smaller Companies Fund
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statement of Investments.

See Abbreviations on page 8 .
a a Industry Warrants a Value
a a a a a a
Warrants 0.0%
†
Bahamas 0.0%
†
OneSpaWorld Holdings Ltd. , 3/19/24 .. Diversified Consumer Services 314,014 $ 379,957
Total Warrants (Cost $–) ......................................................
379,957
Units
Private Limited Partnership Funds 1.8%
United States 1.8%
AllianceBernstein Holding LP ....... Capital Markets 676,265 16,886,337
Total Private Limited Partnership Funds (Cost $8,921,060) .......................
16,886,337
Total Long Term Investments (Cost $778,402,213) ...............................
919,632,784
Short Term Investments 4.3%
a a
Principal
Amount
*
a Value
a a a a a a
U.S. Government and Agency Securities 2.9%
f
FHLB, 6/01/20 .................. 28,500,000 28,500,000
Total U.S. Government and Agency Securities (Cost $28,500,000) .................
28,500,000
Shares
Investments from Cash Collateral Received for Loaned
Securities 1.4%
Money Market Funds 1.4%
g,h
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ............. 13,267,085 13,267,085
Total Investments from Cash Collateral Received for Loaned Securities (Cost
$13,267,085) ................................................................
13,267,085
a a a a a
Total Short Term Investments (Cost $41,767,085 ) ................................
41,767,085
a a a
a
Total Investments (Cost $820,169,298) 99.2% ...................................
$961,399,869
Other Assets, less Liabilities 0.8% .............................................
7,995,460
Net Assets 100.0% ...........................................................
$969,395,329
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
A portion or all of the security is on loan at May 31, 2020.
c
Fair valued using significant unobservable inputs. See Note 6 regarding fair value measurements.
d
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At May 31, 2020, the aggregate value of these securities was $58,919,888, representing 6.1% of net assets.
e
Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2020, the aggregate value of these securities was $43,167,361, representing 4.5% of net assets.
f
The security was issued on a discount basis with no stated coupon rate.
g
See Note 5 regarding investments in affiliated management investment companies.
h
The rate shown is the annualized seven-day effective yield at period end.

Templeton Global Smaller Companies Fund

Notes to Statement of Investments (unaudited)
1. Organization
Templeton Global Smaller Companies Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP).
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and exchange traded funds listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the closing NAV.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Fund’s business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the
Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time.
In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts,

Templeton Global Smaller Companies Fund
Notes to Statement of Investments (unaudited)

futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. At May 31, 2020, a market event occurred resulting in a portion of the securities held by the Fund being valued using fair value procedures.
 When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.
3. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Current political and financial uncertainty surrounding the European
Union may increase market volatility and the economic risk of investing in securities in Europe. In addition, certain foreign securities may not be as liquid as U.S. securities.
4. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
5. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended May 31, 2020, the Fund held investments in affiliated management investment companies as follows:
a
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a a a a a a a a a
Templeton Global Smaller Companies Fund
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ........... $9,552,884 $65,746,039 $(62,031,838) $ — $ — $ 13,267,085 13,267,085 $ 45,378
Total Affiliated Securities ...... $9,552,884 $65,746,039 $(62,031,838) $— $— $13,267,085 $45,378
2. Financial Instrument Valuation
(continued)

Templeton Global Smaller Companies Fund
Notes to Statement of Investments (unaudited)

6. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of May 31, 2020, in valuing the Fund's assets carried at fair value, is as follows:
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
Level 1 Level 2 Level 3 Total
Templeton Global Smaller Companies Fund
Assets:
Investments in Securities:
Common Stocks :
Bahamas ............................ $ 9,668,036 $ — $ — $ 9,668,036
Belgium ............................. — 11,793,612 — 11,793,612
Brazil ............................... 16,506,823 — — 16,506,823
Canada ............................. 23,083,802 — — 23,083,802
China ............................... 7,762,687 — — 7,762,687
Denmark ............................ — 4,976,084 — 4,976,084
Finland .............................. 22,375,213 — — 22,375,213
France .............................. — 7,306,813 — 7,306,813
Germany ............................ — 49,930,612 — 49,930,612
Hong Kong ........................... 30,948,394 — — 30,948,394
India ................................ — 948,201 — 948,201
Indonesia ............................ — — 458,880 458,880
Italy ................................ — 45,422,447 — 45,422,447
Japan ............................... 139,984,135 — — 139,984,135
Netherlands .......................... — 19,269,297 — 19,269,297
South Korea .......................... 11,315,558 — — 11,315,558
Spain ............................... — 4,197,192 — 4,197,192
Sweden ............................. — 46,122,715 — 46,122,715
Switzerland ........................... 17,663,785 33,659,340 — 51,323,125
Taiwan .............................. 74,933,226 — — 74,933,226
United Kingdom ....................... 7,669,603 26,283,908 — 33,953,511
United States ......................... 280,296,407 — — 280,296,407
Management Investment Companies ......... 4,840,109 — — 4,840,109
Preferred Stocks ........................ 4,949,611 — — 4,949,611
Warrants .............................. 379,957 — — 379,957
Private Limited Partnership Funds ............ 16,886,337 — — 16,886,337
Short Term Investments ................... 13,267,085 28,500,000 — 41,767,085
Total Investments in Securities ........... $682,530,768 $278,410,221 $458,880 $961,399,869

Templeton Global Smaller Companies Fund
Notes to Statement of Investments (unaudited)

7. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.
Abbreviations
Selected Portfolio
ETF Exchange-Traded Fund
FHLB Federal Home Loan Banks
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.